Sep. 28, 2017

BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST

BlackRock New Jersey Municipal Bond Fund

(the “Fund”)

Investor A1 and Investor C1 Shares

Supplement dated December 26, 2017

to the Summary Prospectus and Prospectus, each dated September 28, 2017, as supplemented to date

Effective as of December 29, 2017, BlackRock Advisors, LLC (“BlackRock”) has agreed to adjust the caps on total expenses to reduce the net expenses paid by shareholders of the Fund. To achieve these expense caps, BlackRock has agreed to waive and/or reimburse fees and/or expenses if the Fund’s annual fund operating expenses, excluding certain expenses described in the prospectus, exceed a certain limit for the Fund’s Investor A1 and Investor C1 Shares. Accordingly, effective December 29, 2017, the Fund’s Summary Prospectus and Prospectus are amended as follows:

The section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock New Jersey Municipal Bond Fund — Fees and Expenses of the Fund” and the section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock New Jersey Municipal Bond Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor A1 Shares	Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None [1]	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None [2]	None [3]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A1 Shares	Investor C1 Shares
Management Fee[4,5]	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.10%	0.60%
Other Expenses	0.18%	0.17%
Interest Expense	0.05%	0.05%
Miscellaneous Other Expenses	0.13%	0.12%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses[4,6]	0.81%	1.30%
Fee Waivers and/or Expense Reimbursements[5,7]	(0.13)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[5,7]	0.68%	1.18%

[1]	Investor A1 Shares are subject to a maximum sales charge on purchases of 4.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases by certain employer sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
[2]	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A1 Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[3]	A CDSC of 1.00% is assessed on certain redemptions of Investor C1 Shares made within one year after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
[4]	Management Fee has been restated to reflect current fees.
[5]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 49, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates through September 30, 2019. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Management Fees to reflect current fees.
[7]	As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Interest Expense, Dividend Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 0.62% for Investor A1 Shares and 1.12% for Investor C1 Shares through September 30, 2019. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of BlackRock Multi-State Municipal Series Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A1 Shares	$69	$246	$437	$990
Investor C1 Shares	$120	$400	$701	$1,557

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.